UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006


Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :     (    )  is a restatement.
                                        (    )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc.
             (formerly known as Foundation Advisers, Inc.)

Address:     590 Peter Jefferson Parkway, Suite 250

             Charlottesville, VA  22911

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tina Leiter

Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone:     434-817-8200


Signature, Place, and Date of Signing:

/s/ Tina M. Leiter             Charlottesville, VA    8/14/2006
(Signature)                    (City, State)          (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(  X )     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name

28-05508               ARONSON+JOHNSON+ORTIZ

28-04441               Westport Asset Management, Inc.

28-04097               Shapiro Capital Management LLC

28-11450               MONDRIAN INVESTMENT PARTNERS LTD.

28-10682               Marathon Asset Management, LLC

28-04557               Wellington Management Company, LLP

28-10835               K.G. Redding & Associates, LLC


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total (in thousands):     $39,067


List of Other Included Managers:     None


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Item 1:         Item 2:   Item 3:    Item 4:      Item 5:               Item 6:                Item 7:             Item 8:
                                                                                                                  Voting Auth.
Name Of Issuer  Title of  CUSIP      Fair Market  Shares               Investment    (c)
                Class                Value        or Principal  (a)    Discretion    Shared    Managers    (a) Sole  (b)      (c)
                                     (000)        Amt.          Sole   (b)Shared     Other                           Shared   None
iShares Inc.    MSCI S.
                Korea     464286772   3,606       80,000 (SH)     X                                          80,000
iShares Trust   MSCI
                Emerging
                Market    464287234  18,752      199,700 (SH)     X                                         199,700
iShares Trust   MSCI EAFE
                Index     464287465  15,748      241,500 (SH)     X                                         241,500
Pacific Rim     COM NEW   694915208      27       35,000 (SH)     X                                          35,000
Mining Corp.
Carters, Inc.   COM       146229109     934       17,672 (SH)     X                                          17,672